Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 7,690.8	$ 7,559.2	$ 5,467.3
Cost of sales	5,103.3	5,036.9	3,886.7
Gross profit	2,587.5	2,522.3	1,580.6
Selling, general and administrative expenses	1,749.2	1,756.7	1,004.4
Amortization expense of intangible assets acquired	123.2	132.7	38.4
Impairment of goodwill and other intangible assets		1,892.3
Stock appreciation rights expense	38.1	18.4
Costs related to the acquisition and integration of Diversey	1.1	7.4	64.8
Restructuring and other charges	73.8	142.5	52.2
Operating profit (loss)	602.1	(1,427.7)	420.8
Interest expense	(361.0)	(384.7)	(216.6)
Loss on debt redemption	(36.3)	(36.9)
Impairment of equity method investment	(2.1)	(23.5)
Foreign currency exchange losses related to Venezuelan subsidiaries	(13.1)	(0.4)	(0.3)
Other expense, net	(11.9)	(9.4)	(14.5)
Earnings (loss) from continuing operations before income tax provision (benefit)	177.7	(1,882.6)	189.4
Income tax provision (benefit)	84.0	(264.7)	56.7
Net earnings (loss) from continuing operations	93.7	(1,617.9)	132.7
Net earnings from discontinued operations	7.6	28.7	16.4
Net gain on sale of discontinued operations	22.9	178.9
Net earnings (loss) available to common stockholders	$ 124.2	$ (1,410.3)	$ 149.1
Basic:
Continuing operations	$ 0.48	$ (8.39)	$ 0.79
Discontinued operations	$ 0.16	$ 1.08	$ 0.10
Net earnings (loss) per common share - basic	$ 0.64	$ (7.31)	$ 0.89
Diluted:
Continuing operations	$ 0.44	$ (8.39)	$ 0.71
Discontinued operations	$ 0.14	$ 1.08	$ 0.09
Net earnings (loss) per common share - diluted	$ 0.58	$ (7.31)	$ 0.80
Dividends per common share	$ 0.52	$ 0.52	$ 0.52
Weighted average number of common shares outstanding:
Basic	194.6	192.8	167.0
Diluted	213.5	192.8	185.4